Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Clarus Therapeutics Holdings, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001817944
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE